Net income per common share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Schedule Of Earnings Per Share Basic And Diluted Table Text Block

(In thousands, except per share information)		2018		2017	2016
Net income from continuing operations		$618,158		$107,681	$215,556
Net income from discontinued operations		-		-	1,135
Preferred stock dividends		(3,723)		(3,723)	(3,723)
Net income applicable to common stock		$614,435		$103,958	$212,968
Average common shares outstanding		101,142,258		101,966,429	103,275,264
Average potential dilutive common shares		166,385		78,907	102,019
Average common shares outstanding - assuming dilution		101,308,643		102,045,336	103,377,283
Basic EPS from continuing operations		$6.07		$1.02	$2.05
Basic EPS from discontinued operations	$	―	$	―	$0.01
Total Basic EPS		$6.07		$1.02	$2.06
Diluted EPS from continuing operations		$6.06		$1.02	$2.05
Diluted EPS from discontinued operations	$	―	$	―	$0.01
Total Diluted EPS		$6.06		$1.02	$2.06